                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number: _____

This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Canal Insurance Co.
Address: P.O. Box 7
         Greenville, SC 29602

Form 13F File Number: 28-11026

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that al required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Rick Timmons
Title: Secretary, Treasurer & Senior Vice President - Investments
Phone: (864) 250-9291

Signature, Place, and Date of Signing:

                                     Greenville,
/s/ William R. Timmons, III          South Carolina             August 2, 2010
---------------------------        -------------------        -----------------
        [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Number of  Other Included Mangers: None

Form 13F Information Table Entry Total: 113
Form 13F Information Table Value Total: (thousands) 271,032
List of Other Included Mangers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

CANAL INSURANCE COMPANY
AND CANAL INDEMNITY COMPANY

SEC 13-F

                                 as of 6/30/2010

                                                            MARKET                                        VOTING AUTHORITY
                                      TITLE                 VALUE    SHARES/PAR          INVESTMENT  --------------------------
          NAME OF ISSUER            OF CLASS     CUSIP     (1000'S)    VALUE     SH/PRN  DISCRETION      SOLE      SHARED  NONE
----------------------------------  --------  -----------  --------  ----------  ------  ----------  ------------  ------  ----
AMERIGROUP CORP 2.00% Conv Bond         BOND  03073T-AB-8   1,618     1,600,000    PRN      Sole        1,600,000
CSG SYSTEMS INT'L 2.50% Conv Bd         BOND  126349-AB-5     990     1,000,000    PRN      Sole        1,000,000
CERADYNE INC 2.875% Conv Corp Bd        BOND  156710-AA-3   2,731     2,875,000    PRN      Sole        2,875,000
COVANTA HOLDING 1.00% Conv Bd           BOND  22282E-AA-0     696       750,000    PRN      Sole          750,000
ENERSYS 3.375% Convertible Bond         BOND  29275Y-AA-0     906     1,000,000    PRN      Sole        1,000,000
LEUCADIA NATL 3.75% Conv Corp Bd        BOND  527288-AX-2   1,247     1,190,000    PRN      Sole        1,190,000
MEDICIS PHRM 2.50% Conv Corp Bd         BOND  58470K-AA-2     989     1,000,000    PRN      Sole        1,000,000
NII HOLDINGS 2.75% Corp Conv Bd         BOND  62913F-AF-9     408       409,000    PRN      Sole          409,000
NUANCE COMMUNIC  2.75% Conv Bds         BOND  67020Y-AB-6   1,045     1,000,000    PRN      Sole        1,000,000
TRANSOCEAN INC 1.50% Conv Bd            BOND  893830-AW-9   2,317     2,800,000    PRN      Sole        2,800,000
WORLD ACCEP CORP 3.00% Conv Nts         BOND  981417-AB-4   1,561     1,650,000    PRN      Sole        1,650,000
AAR CORP                                 COM  000361-10-5     276        16,500     SH      Sole           16,500
AGL RESOURCE  INC.                       COM  001204-10-6     401        11,200     SH      Sole           11,200
AOL INC                                  COM  00184X-10-5      63         3,030     SH      Sole            3,030
AT&T INC                                 COM  00206R-10-2   4,753       196,500     SH      Sole          196,500
ABBOTT LABORATORIES                      COM  002824-10-0     468        10,000     SH      Sole           10,000
AETNA INC                                COM  00817Y-10-8   1,319        50,000     SH      Sole           50,000
ALTRIA GROUP INC                         COM  02209S-10-3     120         6,000     SH      Sole            6,000
AMERICAN MOVIL SAB de CV NVP ADR         COM  02364W-10-5   1,772        37,300     SH      Sole           37,300
AMGEN INC                                COM  031162-10-0   1,578        30,000     SH      Sole           30,000
ANADARKO PETROLEUM CORP                  COM  032511-10-7   2,887        80,000     SH      Sole           80,000
APACHE CORP                              COM  037411-10-5   1,684        20,000     SH      Sole           20,000
 AVIAT NETWORKS INC                      COM  05366Y-10-2      36         9,936     SH      Sole            9,936
BP AMOCO P L C ADR                       COM  055622-10-4   2,664        92,240     SH      Sole           92,240
BARD-C R-INC                             COM  067383-10-9   3,752        48,400     SH      Sole           48,400
BARRICK GOLD CORP                        COM  067901-10-8   2,705        59,576     SH      Sole           59,576
BAXTER INTERNATIONAL  INC                COM  071813-10-9   2,845        70,000     SH      Sole           70,000
BECTON DICKINSON                         COM  075887-10-9   2,705        40,000     SH      Sole           40,000
WR BERKLEY CORP                          COM  084423-10-2      79         3,000     SH      Sole            3,000
BHP BILLITON LTD                         COM  088606-10-8   6,819       110,000     SH      Sole          110,000
BRISTOL MYERS SQUIBB CO                  COM  110122-10-8   3,281       131,549     SH      Sole          131,549
BROCADE COMMUNICATIONS SYSTEMS           COM  111621-30-6     258        50,000     SH      Sole           50,000
CVS CAREMARK CORP                        COM  126650-10-0     880        30,000     SH      Sole           30,000
CAMPBELL SOUP CO                         COM  134429-10-9   1,433        40,000     SH      Sole           40,000
CANADIAN PACIFIC RAILWAY LTD             COM  13645T-10-0   2,552        47,600     SH      Sole           47,600

CENOVUS ENERGY INC                       COM  15135U-10-9   2,579       100,000     SH      Sole          100,000
CHEVRON CORP                             COM  166764-10-0   6,056        89,240     SH      Sole           89,240
CISCO SYSTEMS                            COM  17275R-10-2   8,235       386,435     SH      Sole          386,435
CONOCOPHILLIPS                           COM  20825C-10-4   6,873       140,000     SH      Sole          140,000
COVANTA HOLDING CORPORATION              COM  22282E-10-2     995        60,000     SH      Sole           60,000
CYBERONICS INC                           COM  23251P-10-2     408        17,250     SH      Sole           17,250
DIEBOLD INC                              COM  253651-10-3   1,635        60,000     SH      Sole           60,000
DIREXION DAILY FINL BEAR ETF             COM  25459W-49-0   2,613       150,000     SH      Sole          150,000
DOMINION RESOURCES INC                   COM  25746U-10-9   1,338        34,528     SH      Sole           34,528
DUPONT DENEMOURS & CO                    COM  263534-10-9     726        21,000     SH      Sole           21,000
DUKE ENERGY HOLDING CORPORATION          COM  26441C-10-5   3,808       238,000     SH      Sole          238,000
EMC CORP                                 COM  268648-10-2   4,237       231,553     SH      Sole          231,553
EL PASO CORP                             COM  28336L-10-9   2,333       210,000     SH      Sole          210,000
ENCANA CORPORATION                       COM  292505-10-4   3,034       100,000     SH      Sole          100,000
ENERGEN CORP                             COM  29265N-10-8     443        10,000     SH      Sole           10,000
EXXON MOBIL CORP                         COM  30231G-10-2   6,848       120,000     SH      Sole          120,000
FLUOR CORP NEW                           COM  343412-10-2   1,700        40,000     SH      Sole           40,000
FLOWERS FOODS                            COM  343498-10-1   1,485        60,775     SH      Sole           60,775
FREEPORT MCMORAN COPPER & GOLD           COM  35671D-85-7     436         7,370     SH      Sole            7,370
GENERAL DYNAMICS CORPORATION             COM  369550-10-8   1,171        20,000     SH      Sole           20,000
GENERAL ELECTRIC CO                      COM  369604-10-3   3,677       255,000     SH      Sole          255,000
GLOBAL  PAYMENTS INC                     COM  37940X-10-2   1,973        54,000     SH      Sole           54,000
HARRIS CORP                              COM  413875-10-5   1,666        40,000     SH      Sole           40,000
HEWLETT PACKARD COMPANY                  COM  428236-10-3   4,328       100,000     SH      Sole          100,000
HOME DEPOT INC                           COM  437076-10-2   2,246        80,000     SH      Sole           80,000
INTEL CORP                               COM  458140-10-0   1,945       100,000     SH      Sole          100,000
INTERNATIONAL BUSINESS MACHS CORP        COM  459200-10-1  11,237        91,000     SH      Sole           91,000
JPMORGAN CHASE & CO                      COM  46625H-10-0   4,759       130,000     SH      Sole          130,000
JOHNSON & JOHNSON                        COM  478160-10-4   7,087       120,000     SH      Sole          120,000
KRAFT FOODS INC                          COM  50075N-10-4     142         5,076     SH      Sole            5,076
L-3 COMMUNICATIONS HLDGS                 COM  502424-10-4     708        10,000     SH      Sole           10,000
LEVEL 3 COMMUNICATIONS INC               COM  52729N-10-0     420       385,000     SH      Sole          385,000
LINCOLN NATIONAL CORP                    COM  534187-10-9     552        22,734     SH      Sole           22,734
LOCKHEED MARTIN CORPORATION              COM  539830-10-9   5,960        80,000     SH      Sole           80,000
MCDERMOTT INTERNATIONAL  INC             COM  580037-10-9   3,249       150,000     SH      Sole          150,000
MERCK & COMPANY New                      COM  58933Y-10-5   5,246       150,000     SH      Sole          150,000
MICROSOFT CORP                           COM  594918-10-4   7,593       330,000     SH      Sole          330,000
MONSANTO COMPANY                         COM  61166W-10-1     473        10,234     SH      Sole           10,234
MOTOROLA INC                             COM  620076-10-9     652       100,000     SH      Sole          100,000
NATIONAL SEMICONDUCTOR                   COM  637640-10-3     808        60,000     SH      Sole           60,000
NEWMONT MINING CORP                      COM  651639-10-6   4,171        67,561     SH      Sole           67,561
NEXTERA ENERGY INC                       COM  65339F-10-1   2,243        46,000     SH      Sole           46,000
NORTHROP GRUMMAN CORP                    COM  666807-10-2   3,033        55,712     SH      Sole           55,712
NUANCE COMMUNICATIONS INC                COM  67020Y-10-0   1,794       120,000     SH      Sole          120,000
ORBITAL SCIENCES CORP                    COM  685564-10-6   1,523        96,600     SH      Sole           96,600
PALL CORP                                COM  696429-30-7   1,031        30,000     SH      Sole           30,000
PFIZER INC                               COM  717081-10-3   2,938       206,050     SH      Sole          206,050

PHILIP MORRIS INTERNATIONAL              COM  718172-10-9     138         3,000     SH      Sole            3,000
PIEDMONT NATURAL GAS COMPANY INC         COM  720186-10-5   6,091       240,761     SH      Sole          240,761
PROGRESS ENERGY INC                      COM  743263-10-5   1,569        40,000     SH      Sole           40,000
ULTRASHORT S&P 500 PROSHARES ETF         COM  74347R-88-3  15,081       400,000     SH      Sole          400,000
QUALCOMM INC                             COM  747525-10-3     328        10,000     SH      Sole           10,000
RAYTHEON CO                              COM  755111-50-7   6,460       133,500     SH      Sole          133,500
SARA LEE CORP                            COM  803111-10-3   1,437       101,900     SH      Sole          101,900
SCANA CORP                               COM  80589M-10-2   1,645        46,000     SH      Sole           46,000
SCANSOURCE INC.                          COM  806037-10-7   2,491        99,900     SH      Sole           99,900
SCHLUMBERGER LTD                         COM  806857-10-8   4,483        81,000     SH      Sole           81,000
THE SOUTH FINANCIAL GROUP INC            COM  837841-10-5     283     1,036,923     SH      Sole        1,036,923
SPECTRA ENERGY CORP                      COM  847560-10-9   2,208       110,000     SH      Sole          110,000
STRYKER CORP                             COM  863667-10-1   1,001        20,000     SH      Sole           20,000
SYMANTEC CORP                            COM  871503-10-8   1,249        90,000     SH      Sole           90,000
TELEFONICA S.A. ADR                      COM  879382-20-8     375         6,752     SH      Sole            6,752
TELEFONOS DE MEXICO S.A.B. DE C.V.       COM  879403-78-0   1,411       100,000     SH      Sole          100,000
TEMPLETON CHINA WORLD FUND               COM  88018X-10-2     648        20,000     SH      Sole           20,000
TEXAS INSTRUMENTS INC                    COM  882508-10-4   1,164        50,000     SH      Sole           50,000
THERMO FISHER SCIENTIFIC INC             COM  883556-10-2     981        20,000     SH      Sole           20,000
TRIMBLE NAVIGATIONS LTD                  COM  896239-10-0   2,100        75,000     SH      Sole           75,000
UNITED TECHNOLOGIES CORP                 COM  913017-10-9   7,465       115,000     SH      Sole          115,000
UNITEDHEALTH GROUP INC                   COM  91324P-10-2     568        20,000     SH      Sole           20,000
VERIZON COMMUNICATIONS INC               COM  92343V-10-4   2,242        80,000     SH      Sole           80,000
WILLIAMS COMPANIES                       COM  969457-10-0   4,424       242,000     SH      Sole          242,000
XEROX CORPORATION                        COM  984121-10-3   1,769       220,000     SH      Sole          220,000
YAHOO! INC                               COM  984332-10-6     415        30,000     SH      Sole           30,000
ZIMMER HOLDINGS INC                      COM  98956P-10-2   1,254        23,200     SH      Sole           23,200
ZOLL MEDICAL CORP                        COM  989922-10-9   1,220        45,000     SH      Sole           45,000
COVIDIEN LTD                             COM  G2554F-10-5   1,005        25,021     SH      Sole           25,021
NABORS INDUSTRIES LTD                    COM  G6359F-10-3     634        36,000     SH      Sole           36,000
TRANSOCEAN INC.                          COM  H8817H-10-0     648        13,992     SH      Sole           13,992